SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Service revenues	$ 882	$ 919	[1]	$ 1,734	$ 1,844	[1]
Sale of equipment and accessories	3	6	[1]	7	14	[1]
Other revenue	31	32	[1]	59	67	[1]
Total Revenue	916	957	[1]	1,800	1,925	[1]
Adjusted EBITDA	415	464		800	911
CAPEX exc. licenses and ROU	169	200		258	382
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	3		2	8
Other revenue	23	26		45	54
Total Revenue	270	325		540	664
Adjusted EBITDA	128	152		250	310
CAPEX exc. licenses and ROU	35	57		50	141
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	2	1		3	3
Total Revenue	236	252		464	528
Adjusted EBITDA	139	155		274	326
CAPEX exc. licenses and ROU	36	36		56	58
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	3	2		5	6
Other revenue	4	3		7	5
Total Revenue	188	159		363	301
Adjusted EBITDA	104	88		196	154
CAPEX exc. licenses and ROU	26	16		42	34
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	0	0		0	0
Total Revenue	66	55		129	108
Adjusted EBITDA	28	45		56	72
CAPEX exc. licenses and ROU	28	36		36	40
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	2	2		4	5
Total Revenue	144	148		282	293
Adjusted EBITDA	55	56		105	111
CAPEX exc. licenses and ROU	36	54		67	105
Operating segments | Others
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	0	0		0	0
Total Revenue	13	19		26	39
Adjusted EBITDA	5	9		10	16
CAPEX exc. licenses and ROU	3	4		4	7
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	1		0	0
Other revenue	0	0		0	0
Total Revenue	(1)	(1)		(4)	(8)
Adjusted EBITDA	(44)	(41)		(91)	(78)
CAPEX exc. licenses and ROU	5	(3)		3	(3)
Mobile
Disclosure of operating segments [line items]
Service revenues	833	889		1,637	1,789
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	247	296		493	602
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	221	236		435	493
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	145	139		279	263
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	66	55		129	108
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	142	146		278	288
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	13	19		26	39
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(1)	(2)		(3)	(4)
Fixed
Disclosure of operating segments [line items]
Service revenues	49	30		97	55
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	13	15		26	32
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	36	15		72	27
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ 0	$ 0		$ (1)	$ (4)

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).